Marketable Securities	12 Months Ended
Dec. 31, 2023
Disclosure Of Marketable Securities [Abstract]
Marketable securities [Text Block]
Note 8: Marketable securities

Total
Balance at December 31, 2021	$605
Additions	110
Unrealized net loss	(135)
Balance at December 31, 2022	$582
Additions	1,619
Sale of marketable securities	(381)
Realized gain on disposition	293
Unrealized net loss	(947)
Balance at December 31, 2023	$1,166

During the year ended December 31, 2023 the Company received 3,500,000 common shares of Ophir Gold Corp in respect of the sale of certain mineral claims in Quebec. Additionally, the Company received 650,000 Q2 Metals Corp common shares as settlement for a royalty extinguishment agreement which had nil carrying value at the time of the transaction as well as 1,237,216 Benz Mining Corp common shares as part of the 3rd option payment for the Eastmain Mine property agreement.

Purchases and sales of marketable securities are accounted for as of the trade date.